Contingencies and Commitments (Details 4) - Bodega San Isidro Srl [Member] - Banco Crdito De Perbcp [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 2,600,000
Due date of financial guarantee	Dec. 20, 2024